GOTHAM HEDGED PLUS FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 174.8%
COMMON STOCKS — 174.8%
Automobiles & Components — 1.1%
BorgWarner, Inc.†	1,795	$63,364
Gentex Corp.	141	3,634
Magna International, Inc. (Canada)	550	24,492

		91,490

Banks — 0.2%
Citigroup, Inc.†	45	2,300
Fifth Third Bancorp†	511	9,852
First Republic Bank†	7	742
Truist Financial Corp.†	84	3,154
US Bancorp†	6	221

		16,269

Capital Goods — 13.8%
3M Co.†	53	8,267
AGCO Corp.	106	5,879
Allison Transmission Holdings, Inc.†	2,514	92,465
AMETEK, Inc.†	96	8,580
Carrier Global Corp.†	45	1,000
Caterpillar, Inc.†	33	4,174
Cummins, Inc.†	366	63,413
Curtiss-Wright Corp.†	325	29,016
Dover Corp.†	78	7,532
Eaton Corp. PLC (Ireland)†	91	7,961
Emerson Electric Co.†	261	16,190
Flowserve Corp.†	1,531	43,664
Fortive Corp.†	53	3,586
Fortune Brands Home & Security, Inc.†	94	6,009
General Dynamics Corp.†	447	66,809
Honeywell International, Inc.†	512	74,030
Howmet Aerospace, Inc.†	2,241	35,520
Hubbell, Inc.	14	1,755
Johnson Controls International PLC (Ireland)†	1,642	56,058
Lockheed Martin Corp.†	528	192,678
Masco Corp.†	4,081	204,907
Northrop Grumman Corp.†	39	11,990
Otis Worldwide Corp.†	52	2,957
Pentair PLC (Ireland)†	228	8,662
Quanta Services, Inc.†	1,450	56,884
Raytheon Technologies Corp.†	275	16,946
Roper Technologies, Inc.†	24	9,318
Sensata Technologies Holding PLC (United Kingdom)†*	561	20,886

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.†	262	$36,290
Stanley Black & Decker, Inc.†	4	558
Trane Technologies PLC (Ireland)†	548	48,761
TransDigm Group, Inc.†	54	23,871
United Rentals, Inc.†*	130	19,375
WW Grainger, Inc.†	5	1,571

		1,187,562

Commercial & Professional Services — 1.1%
Cintas Corp.†	35	9,323
ManpowerGroup, Inc.†	650	44,688
Nielsen Holdings PLC (United Kingdom)†	99	1,471
Republic Services, Inc.†	8	656
Robert Half International, Inc.†	61	3,223
TriNet Group, Inc.†*	527	32,115
Waste Management, Inc.†	22	2,330

		93,806

Consumer Durables & Apparel — 0.9%
Deckers Outdoor Corp.*	28	5,499
Garmin Ltd. (Switzerland)†	22	2,145
Hanesbrands, Inc.†	151	1,705
Hasbro, Inc.†	15	1,124
Leggett & Platt, Inc.†	118	4,148
Mohawk Industries, Inc.†*	120	12,211
Newell Brands, Inc.†	120	1,906
NIKE, Inc., Class B†	4	392
PulteGroup, Inc.†	242	8,235
PVH Corp.†	200	9,610
Tapestry, Inc.†	73	969
VF Corp.†	96	5,850
Whirlpool Corp.†	215	27,849

		81,643

Consumer Services — 3.4%
Darden Restaurants, Inc.†	266	20,155
Grand Canyon Education, Inc.†*	1,243	112,529
Hilton Worldwide Holdings, Inc.†	4	294
McDonald’s Corp.†	228	42,059
MGM Resorts International†	1,313	22,058
Restaurant Brands International, Inc. (Canada)	154	8,413
Yum! Brands, Inc.†	1,002	87,084

		292,592

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — 9.0%
American Express Co.†	11	$1,047
BlackRock, Inc.†	136	73,996
Discover Financial Services†	208	10,419
Franklin Resources, Inc.†	5,428	113,825
Goldman Sachs Group, Inc. (The)†	39	7,707
Intercontinental Exchange, Inc.†	52	4,763
Invesco Ltd. (Bermuda)†	4,667	50,217
Janus Henderson Group PLC (Jersey)†	2,135	45,177
Legg Mason, Inc.†	6,357	316,261
Moody’s Corp.†	1	275
Morgan Stanley†	234	11,302
Nasdaq, Inc.†	496	59,257
S&P Global, Inc.†	5	1,647
SEI Investments Co.†	754	41,455
Synchrony Financial†	84	1,861
T Rowe Price Group, Inc.†	326	40,261

		779,470

Energy — 5.5%
Apache Corp.†	2,055	27,743
Cameco Corp. (Canada)†	8,956	91,799
Chevron Corp.†	1,045	93,245
Concho Resources, Inc.†	189	9,734
ConocoPhillips†	1,873	78,703
EOG Resources, Inc.†	270	13,678
Exxon Mobil Corp.†	127	5,679
Halliburton Co.†	294	3,816
HollyFrontier Corp.†	118	3,446
Imperial Oil Ltd. (Canada)	250	4,012
Kinder Morgan, Inc.†	4,740	71,906
National Oilwell Varco, Inc.†	3	37
Phillips 66†	737	52,990
Schlumberger Ltd. (Curacao)†	458	8,423
TechnipFMC PLC (United Kingdom)†	1,521	10,404
Valero Energy Corp.†	15	882

		476,497

Food & Staples Retailing — 6.6%
Costco Wholesale Corp.	3	910
Kroger Co. (The)†	6,902	233,633
Sysco Corp.†	200	10,932
Walmart, Inc.†	2,716	325,322

		570,797

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — 18.0%
Altria Group, Inc.†	3,998	$156,922
Archer-Daniels-Midland Co.†	1,055	42,094
Bunge Ltd. (Bermuda)†	2,611	107,390
Campbell Soup Co.†	6,347	315,002
Coca-Cola Co. (The)†	625	27,925
Constellation Brands, Inc., Class A†	78	13,646
General Mills, Inc.†	3,213	198,081
Hershey Co. (The)†	502	65,069
Ingredion, Inc.†	815	67,645
JM Smucker Co. (The)†	2,119	224,211
Kellogg Co.	673	44,458
Keurig Dr Pepper, Inc.†	6,809	193,376
Kraft Heinz Co. (The)	115	3,667
Lamb Weston Holdings, Inc.†	184	11,763
McCormick & Co., Inc., non-voting shares	50	8,970
Mondelez International, Inc., Class A†	1,219	62,327
PepsiCo, Inc.†	11	1,455
Philip Morris International, Inc.	13	911
Tyson Foods, Inc., Class A†	101	6,031

		1,550,943

Health Care Equipment & Services — 6.6%
Abbott Laboratories†	423	38,675
Anthem, Inc.†	25	6,575
CVS Health Corp.†	1,270	82,512
Danaher Corp.†	166	29,354
DaVita, Inc.†*	2,706	214,153
DENTSPLY SIRONA, Inc.†	266	11,720
Henry Schein, Inc.†*	96	5,605
Medtronic PLC (Ireland)†	1,182	108,389
Quest Diagnostics, Inc.†	29	3,305
Stryker Corp.†	35	6,307
UnitedHealth Group, Inc.†	40	11,798
Universal Health Services, Inc., Class B†	532	49,417
Zimmer Biomet Holdings, Inc.†	7	836

		568,646

Household & Personal Products — 8.7%
Church & Dwight Co., Inc.	197	15,228
Clorox Co. (The)	491	107,711
Colgate-Palmolive Co.†	3,224	236,190
Kimberly-Clark Corp.†	1,560	220,506

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)†	1,418	$169,550

		749,185

Insurance — 0.5%
Aflac, Inc.†	50	1,802
American International Group, Inc.†	224	6,984
Aon PLC, Class A (Ireland)†	24	4,622
Chubb Ltd. (Switzerland)†	55	6,964
Cincinnati Financial Corp.†	39	2,497
Everest Re Group Ltd. (Bermuda)†	7	1,443
Hartford Financial Services Group, Inc. (The)†	50	1,928
Marsh & McLennan Cos., Inc.†	42	4,510
MetLife, Inc.†	131	4,784
Prudential Financial, Inc.†	56	3,410
Travelers Cos., Inc. (The)†	51	5,817
WR Berkley Corp.†	7	401

		45,162

Materials — 6.3%
Amcor PLC (Jersey)†	491	5,013
AptarGroup, Inc.	23	2,576
Avery Dennison Corp.†	5	570
Axalta Coating Systems Ltd. (Bermuda)†*	764	17,228
Celanese Corp.†	99	8,548
CF Industries Holdings, Inc.†	1,426	40,128
Corteva, Inc.†	5	134
DuPont de Nemours, Inc.†	865	45,957
Eastman Chemical Co.†	106	7,382
FMC Corp.†	66	6,575
International Paper Co.†	139	4,894
Linde PLC (Ireland)†	103	21,847
LyondellBasell Industries NV, Class A (Netherlands)†	122	8,018
NewMarket Corp.†	145	58,070
Nutrien Ltd. (Canada)	1,158	37,172
PPG Industries, Inc.†	658	69,787
Reliance Steel & Aluminum Co.	38	3,607
Sealed Air Corp.†	2,880	94,608
Silgan Holdings, Inc.†	1,959	63,452
Sonoco Products Co.†	400	20,916
Teck Resources Ltd., Class B (Canada)†	2,557	26,644
Valvoline, Inc.	72	1,392

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Yamana Gold, Inc. (Canada)†	181	$988

		545,506

Media & Entertainment — 8.3%
Activision Blizzard, Inc.†	184	13,966
Alphabet, Inc., Class A†*	163	231,142
Charter Communications, Inc., Class A†*	75	38,253
Comcast Corp., Class A†	64	2,495
Discovery, Inc., Class A†*	13	274
Electronic Arts, Inc.†*	69	9,111
Facebook, Inc., Class A†*	682	154,862
Fox Corp., Class A†	4,813	129,085
Interpublic Group of Cos., Inc. (The)†	1,170	20,077
Omnicom Group, Inc.†	1,334	72,836
Shaw Communications, Inc., Class B (Canada)	2,158	35,305
Take-Two Interactive Software, Inc.†*	27	3,768
Walt Disney Co. (The)†	42	4,683

		715,857

Pharmaceuticals, Biotechnology & Life Sciences — 14.2%
AbbVie, Inc.†	1,906	187,131
Alexion Pharmaceuticals, Inc.†*	90	10,102
Amgen, Inc.†	18	4,245
Bristol-Myers Squibb Co.†	4,035	237,258
Gilead Sciences, Inc.†	436	33,546
Illumina, Inc.†*	35	12,962
Jazz Pharmaceuticals PLC (Ireland)†*	192	21,185
Johnson & Johnson†	1,345	189,147
Merck & Co., Inc.†	2,842	219,772
PerkinElmer, Inc.†	55	5,395
Pfizer, Inc.†	7,310	239,037
United Therapeutics Corp.†*	549	66,429

		1,226,209

Real Estate — 1.2%
Alexandria Real Estate Equities, Inc., REIT†	6	974
AvalonBay Communities, Inc., REIT†	10	1,546
Boston Properties, Inc., REIT†	30	2,711
CBRE Group, Inc., Class A†*	546	24,690
Federal Realty Investment Trust, REIT†	12	1,023
Kimco Realty Corp., REIT†	309	3,968
Realty Income Corp., REIT†	42	2,499

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Simon Property Group, Inc., REIT†	27	$1,846
SL Green Realty Corp., REIT†	11	542
Ventas, Inc., REIT†	394	14,428
Welltower, Inc., REIT†	24	1,242
Weyerhaeuser Co., REIT†	1,973	44,314

		99,783

Retailing — 21.5%
Advance Auto Parts, Inc.†	95	13,533
Amazon.com, Inc.†*	119	328,300
AutoZone, Inc.†*	136	153,424
Best Buy Co., Inc.†	44	3,840
Dollar General Corp.†	1,594	303,673
Dollar Tree, Inc.*	552	51,159
eBay, Inc.†	6,612	346,799
Expedia Group, Inc.†	116	9,535
Gap, Inc. (The)†	217	2,739
Genuine Parts Co.†	37	3,218
Home Depot, Inc. (The)†	685	171,599
Kohl’s Corp.†	442	9,180
LKQ Corp.†*	312	8,174
Lowe’s Cos., Inc.†	1,329	179,574
O’Reilly Automotive, Inc.†*	3	1,265
Target Corp.†	3	360
Tractor Supply Co.	967	127,441
Ulta Beauty, Inc.†*	104	21,156
Williams-Sonoma, Inc.	1,401	114,896

		1,849,865

Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.†	98	5,924
Cirrus Logic, Inc.†*	819	50,598
Intel Corp.†	280	16,752
NVIDIA Corp.†	7	2,659
Qorvo, Inc.†*	51	5,637
Skyworks Solutions, Inc.†	44	5,626

		87,196

Software & Services — 23.1%
Accenture PLC, Class A (Ireland)†	46	9,877
Amdocs, Ltd. (Guernsey)†	2,668	162,428
Automatic Data Processing, Inc.†	73	10,869
CDK Global, Inc.†	2,010	83,254
CGI, Inc. (Canada)*	939	59,157
Citrix Systems, Inc.†	1,171	173,203
FleetCor Technologies, Inc.†*	9	2,264

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gartner, Inc.*	36	$4,368
International Business Machines Corp.†	738	89,128
Leidos Holdings, Inc.†	129	12,083
Mastercard, Inc., Class A†	240	70,968
MAXIMUS, Inc.†	1,272	89,612
Microsoft Corp.†	1,804	367,132
NortonLifeLock, Inc.†	15,620	309,745
Oracle Corp.†	4,156	229,702
Paychex, Inc.†	1,614	122,260
PayPal Holdings, Inc.†*	280	48,784
SS&C Technologies Holdings, Inc.	114	6,439
Visa, Inc., Class A†	510	98,517
Western Union Co. (The)†	2,027	43,824

		1,993,614

Technology Hardware & Equipment — 13.0%
Apple, Inc.†	1,027	374,650
Arrow Electronics, Inc.†*	1,922	132,022
CDW Corp.†	13	1,510
Cisco Systems, Inc.†	6,118	285,344
F5 Networks, Inc.†*	40	5,579
FLIR Systems, Inc.†	480	19,474
Hewlett Packard Enterprise Co.†	418	4,067
HP, Inc.†	592	10,319
Juniper Networks, Inc.†	325	7,430
NetApp, Inc.†	422	18,724
SYNNEX Corp.	66	7,905
TE Connectivity Ltd. (Switzerland)†	159	12,966
Tech Data Corp.*	1,579	228,955
Xerox Holdings Corp.†	507	7,752

		1,116,697

Telecommunication Services — 7.3%
AT&T, Inc.†	6,590	199,216
BCE, Inc. (Canada)†	3,398	141,934
Rogers Communications, Inc., Class B (Canada)†	1,701	68,363
TELUS Corp. (Canada)	6	101
T-Mobile US, Inc.†*	16	1,666
Verizon Communications, Inc.†	3,928	216,551

		627,831

Transportation — 1.8%
Alaska Air Group, Inc.†	110	3,989
CH Robinson Worldwide, Inc.†	34	2,688

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
CSX Corp.†	152	$10,600
Expeditors International of Washington, Inc.†	808	61,440
JB Hunt Transport Services, Inc.†	12	1,444
Kansas City Southern†	7	1,045
Norfolk Southern Corp.†	24	4,214
Schneider National, Inc., Class B	11	271
Southwest Airlines Co.†	2,131	72,838

		158,529

Utilities — 1.7%
Dominion Energy, Inc.†	69	5,601
NRG Energy, Inc.†	1,738	56,589
Public Service Enterprise Group, Inc.†	3	147
Vistra Corp.†	4,374	81,444

		143,781

TOTAL COMMON STOCKS (Cost $14,598,633)		15,068,930

TOTAL LONG POSITIONS - 174.8%		15,068,930

(Cost $14,598,633)

SHORT POSITIONS — (75. 9)%
COMMON STOCKS — (75.9)%
Capital Goods — (3.7)%
Axon Enterprise, Inc.*	(449)	(44,060)
Boeing Co. (The)	(230)	(42,159)
Ingersoll Rand, Inc.*	(2,294)	(64,507)
Mercury Systems, Inc.*	(480)	(37,757)
Parsons Corp.*	(729)	(26,419)
SiteOne Landscape Supply, Inc.*	(513)	(58,467)
Trex Co., Inc.*	(360)	(46,825)

		(320,194)

Commercial & Professional Services — (0.3)%
Clarivate PLC (Jersey)*	(1,270)	(28,359)
CoStar Group, Inc.*	(2)	(1,421)

		(29,780)

Consumer Durables & Apparel — (0.7)%
Skechers U.S.A., Inc., Class A*	(2,018)	(63,325)

Consumer Services — (4.0)%
Churchill Downs, Inc.	(289)	(38,480)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(8,367)	(137,470)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Royal Caribbean Cruises Ltd. (Liberia)	(2,490)	$(125,247)
Texas Roadhouse, Inc.	(377)	(19,819)
Wynn Resorts Ltd.	(263)	(19,591)

		(340,607)

Diversified Financials — (0.0)%
Sprott, Inc. (Canada)	(2)	(72)

Energy — (7.4)%
Cabot Oil & Gas Corp.	(216)	(3,711)
Continental Resources, Inc.	(114)	(1,998)
Diamondback Energy, Inc.	(1,813)	(75,820)
EQT Corp.	(1,635)	(19,456)
Hess Corp.	(2,508)	(129,939)
Noble Energy, Inc.	(11,913)	(106,740)
Occidental Petroleum Corp.	(2,396)	(43,847)
ONEOK, Inc.	(949)	(31,526)
Parsley Energy, Inc., Class A	(8,133)	(86,860)
Pembina Pipeline Corp. (Canada)	(703)	(17,575)
Pioneer Natural Resources Co.	(337)	(32,925)
Targa Resources Corp.	(1,309)	(26,272)
WPX Energy, Inc.*	(9,512)	(60,687)

		(637,356)

Food & Staples Retailing — (0.0)%
Grocery Outlet Holding Corp.*	(30)	(1,224)

Food, Beverage & Tobacco — (0.5)%
Beyond Meat, Inc.*	(242)	(32,423)
Boston Beer Co., Inc. (The), Class A*	(21)	(11,270)
Pilgrim’s Pride Corp.*	(28)	(473)

		(44,166)

Health Care Equipment & Services — (4.8)%
Align Technology, Inc.*	(35)	(9,605)
Change Healthcare, Inc.*	(495)	(5,544)
Cooper Cos., Inc. (The)	(7)	(1,985)
Guardant Health, Inc.*	(548)	(44,459)
HealthEquity, Inc.*	(604)	(35,437)
Insulet Corp.*	(80)	(15,541)
iRhythm Technologies, Inc.*	(10)	(1,159)
LHC Group, Inc.*	(339)	(59,094)
Neogen Corp.*	(443)	(34,377)
Nevro Corp.*	(397)	(47,430)
Novocure Ltd. (Jersey)*	(667)	(39,553)
Penumbra, Inc.*	(386)	(69,025)

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Tandem Diabetes Care, Inc.*	(489)	$(48,372)

		(411,581)

Materials — (5.6)%
Albemarle Corp.	(1,555)	(120,062)
Freeport-McMoRan, Inc.	(11,656)	(134,860)
Kinross Gold Corp. (Canada)*	(1,644)	(11,870)
Kirkland Lake Gold Ltd. (Canada)	(1,497)	(61,736)
Mosaic Co. (The)	(6,363)	(79,601)
Westlake Chemical Corp.	(1,342)	(71,998)

		(480,127)

Media & Entertainment — (3.2)%
Live Nation Entertainment, Inc.*	(1,861)	(82,498)
Madison Square Garden Sports Corp.*	(539)	(79,174)
Pinterest, Inc., Class A*	(1,978)	(43,852)
Roku, Inc.*	(346)	(40,319)
Snap, Inc., Class A*	(881)	(20,695)
Zillow Group, Inc., Class C*	(230)	(13,250)

		(279,788)

Pharmaceuticals, Biotechnology & Life Sciences — (18.0)%
ACADIA Pharmaceuticals, Inc.*	(1,342)	(65,047)
Acceleron Pharma, Inc.*	(230)	(21,912)
Adaptive Biotechnologies Corp.*	(158)	(7,644)
Agios Pharmaceuticals, Inc.*	(74)	(3,958)
Allakos, Inc.*	(162)	(11,641)
Allogene Therapeutics, Inc.*	(1,662)	(71,167)
Alnylam Pharmaceuticals, Inc.*	(328)	(48,580)
Amicus Therapeutics, Inc.*	(1,082)	(16,317)
Arrowhead Pharmaceuticals, Inc.*	(578)	(24,964)
Biohaven Pharmaceutical Holding Co. Ltd. (British Virgin Islands)*	(1,585)	(115,879)
BioMarin Pharmaceutical, Inc.*	(19)	(2,343)
Bluebird Bio, Inc.*	(217)	(13,246)
Blueprint Medicines Corp.*	(853)	(66,534)
Bridgebio Pharma, Inc.*	(302)	(9,848)
ChemoCentryx, Inc.*	(1,535)	(88,324)
Deciphera Pharmaceuticals, Inc.*	(35)	(2,090)
Exact Sciences Corp.*	(143)	(12,432)
FibroGen, Inc.*	(295)	(11,956)
Global Blood Therapeutics, Inc.*	(1,485)	(93,748)
Immunomedics, Inc.*	(2,335)	(82,752)
Iovance Biotherapeutics, Inc.*	(2,912)	(79,934)
Mirati Therapeutics, Inc.*	(1,114)	(127,185)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Moderna, Inc.*	(1,329)	$(85,335)
Momenta Pharmaceuticals, Inc.*	(495)	(16,469)
MyoKardia, Inc.*	(662)	(63,962)
Natera, Inc.*	(226)	(11,268)
Nektar Therapeutics*	(3,073)	(71,171)
Novavax, Inc.*	(961)	(80,099)
PTC Therapeutics, Inc.*	(78)	(3,958)
Reata Pharmaceuticals, Inc., Class A*	(743)	(115,923)
Sarepta Therapeutics, Inc.*	(371)	(59,486)
Syneos Health, Inc.*	(110)	(6,408)
Ultragenyx Pharmaceutical, Inc.*	(817)	(63,906)

		(1,555,486)

Real Estate — (0.2)%
Equinix, Inc., REIT	(17)	(11,939)
Redfin Corp.*	(137)	(5,742)

		(17,681)

Retailing — (5.1)%
Burlington Stores, Inc.*	(29)	(5,711)
Carvana Co.*	(451)	(54,210)
Chewy, Inc., Class A*	(667)	(29,808)
Five Below, Inc.*	(439)	(46,933)
Floor & Decor Holdings, Inc., Class A*	(1,020)	(58,803)
Grubhub, Inc.*	(1,102)	(77,471)
Nordstrom, Inc.	(3,048)	(47,214)
TJX Cos., Inc. (The)	(818)	(41,358)
Wayfair, Inc., Class A*	(395)	(78,056)

		(439,564)

Semiconductors & Semiconductor Equipment — (1.4)%
Cree, Inc.*	(1,820)	(107,726)
Lattice Semiconductor Corp.*	(153)	(4,344)
Monolithic Power Systems, Inc.	(23)	(5,451)
Power Integrations, Inc.	(1)	(118)
Silicon Laboratories, Inc.*	(4)	(401)

		(118,040)

Software & Services — (13.2)%
Alteryx, Inc., Class A*	(141)	(23,163)
Anaplan, Inc.*	(1,220)	(55,278)
Appfolio, Inc., Class A*	(230)	(37,423)
Appian Corp.*	(705)	(36,131)

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Atlassian Corp. PLC, Class A (United Kingdom)*	(99)	$(17,847)
Avalara, Inc.*	(210)	(27,949)
Blackline, Inc.*	(225)	(18,655)
Ceridian HCM Holding, Inc.*	(225)	(17,836)
Cloudera, Inc.*	(1,655)	(21,052)
Coupa Software, Inc.*	(67)	(18,562)
Crowdstrike Holdings, Inc., Class A*	(256)	(25,674)
Dropbox, Inc., Class A*	(2,280)	(49,636)
Elastic NV (Netherlands)*	(304)	(28,032)
Envestnet, Inc.*	(73)	(5,368)
Fastly, Inc., Class A*	(660)	(56,186)
Globant SA (Luxembourg)*	(205)	(30,719)
Guidewire Software, Inc.*	(283)	(31,371)
HubSpot, Inc.*	(151)	(33,877)
Medallia, Inc.*	(222)	(5,603)
MongoDB, Inc.*	(155)	(35,083)
New Relic, Inc.*	(185)	(12,746)
Nutanix, Inc., Class A*	(3,434)	(81,403)
Okta, Inc.*	(52)	(10,412)
Paycom Software, Inc.*	(37)	(11,460)
Paylocity Holding Corp.*	(122)	(17,799)
Pegasystems, Inc.	(459)	(46,437)
Proofpoint, Inc.*	(479)	(53,226)
Q2 Holdings, Inc.*	(673)	(57,737)
RealPage, Inc.*	(4)	(260)
Slack Technologies, Inc., Class A*	(1,290)	(40,106)
Smartsheet, Inc., Class A*	(714)	(36,357)
SolarWinds Corp.*	(565)	(9,984)
Splunk, Inc.*	(239)	(47,489)
Square, Inc., Class A*	(105)	(11,019)
Switch, Inc., Class A	(2,198)	(39,168)
Trade Desk, Inc. (The), Class A*	(83)	(33,740)
Workday, Inc., Class A*	(27)	(5,059)
Zendesk, Inc.*	(525)	(46,478)

		(1,136,325)

Technology Hardware & Equipment — (1.5)%
Cognex Corp.	(507)	(30,278)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Novanta, Inc. (Canada)*	(253)	$(27,013)
Pure Storage, Inc., Class A*	(2,950)	(51,124)
Western Digital Corp.	(472)	(20,839)

		(129,254)

Transportation — (4.1)%
American Airlines Group, Inc.	(6,667)	(87,138)
FedEx Corp.	(186)	(26,081)
JetBlue Airways Corp.*	(2,483)	(27,065)
Lyft, Inc., Class A*	(1,820)	(60,078)
Uber Technologies, Inc.*	(1,849)	(57,467)
United Airlines Holdings, Inc.*	(2,758)	(95,454)

		(353,283)

Utilities — (2.2)%
Ameren Corp.	(79)	(5,558)
Atmos Energy Corp.	(1)	(100)
Avangrid, Inc.	(240)	(10,075)
Black Hills Corp.	(464)	(26,290)
Edison International	(653)	(35,464)
Essential Utilities, Inc.	(257)	(10,856)
ONE Gas, Inc.	(719)	(55,399)
Ormat Technologies, Inc.	(10)	(635)
Southwest Gas Holdings, Inc.	(468)	(32,315)
Xcel Energy, Inc.	(196)	(12,250)

		(188,942)

TOTAL COMMON STOCK (Proceeds $6,675,693)		(6,546,795)

TOTAL SECURITES SOLD SHORT - (75.9)%		(6,546,795)

(Proceeds $6,675,693)
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		97,738

NET ASSETS - 100.0%		$8,619,873

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
*	Non-income producing.

PLC     Public Limited Company

REIT    Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a long common stock with an end of period value of $228,955, which is considered Level 2 as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.